Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

3. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	December 31, 2020	December 31, 2019
Accounts payable	$465,396	$42,879
Deferred Directors’ fees	-	89,517
	$465,396	$132,396